NOTE 2- Significant Accounting Policies: n. Financial instruments (Policies)	12 Months Ended
Dec. 31, 2025
Policies
n. Financial instruments:

n.    Financial instruments:

1.Financial assets:

The Company classifies its financial assets based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company's accounting policy for the relevant category is as follows:

Amortized cost

These assets arise principally from the provision of goods and services to customers (e.g., trade accounts receivable, restricted cash and other accounts receivable) but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

2.Financial Liabilities:

The Company classifies its financial liabilities into one of the following categories:

Amortized cost

These liabilities include trade accounts payable, accrued liabilities, loans and Liability to Agricultural Research Organization, initially recognized at fair value plus transaction costs that are directly attributable to the issue of the instrument and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

Fair value through profit or loss

These financial liabilities can be settled in equity instruments but nevertheless do not meet the definitions of equity instruments.

The Company measures those financial liabilities at fair value. Transaction costs are recognized as profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

Warrants and convertible loans that are denominated in a currency other than the functional currency of the Company are considered derivative liability and were classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants and convertible notes were measured at fair value and the changes in fair value in each reporting period was recognized in profit or loss.

3.Derecognition:

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.

Financial Liabilities

Financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

The terms of a financial liability are substantially different if the discounted cash flows under the new terms are at least 10% different from the discounted remaining cash flows of the original financial liability.

4.Impairment of financial assets:

The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of financial assets carried out at amortized cost. As of December 31, 2025, and 2024 there is no evidence of impairment.

The expected credit loss (“ECL”) for trade accounts receivable is measured using the simplified method in accordance with IFRS 9, which requires an estimation of the lifetime expected credit loss for trade accounts receivable.

As of December 31, 2025, and 2024, ECL for trade and other accounts receivable were $0 and $0 respectively.